Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

FEB 01 2013

Washington, DC 20549

CERT NYS
001-15185

February 1, 2013

13000307

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FIRST HORIZON NATIONAL CORPORATION Depositary Shares each representing a 1/4,000th interest in a share of Non-Cumulative Perpetual Preferred Stock, Series A, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 31, 2013. Tentative listing date – February 5, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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